Basic and Diluted Net Income/(Loss) Per Share - Antidilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities, (in shares)	549,315,048	594,759,507	389,591,313
Preferred Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities, (in shares)	518,830,264	544,794,837	389,591,313
Share based awards
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities, (in shares)	30,484,784	49,964,670